Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended		110 Months Ended		111 Months Ended		112 Months Ended		113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 04, 2017	Jul. 31, 2016	Apr. 30, 2017	Aug. 31, 2016	May 31, 2017	Sep. 30, 2016	Jun. 30, 2017	Oct. 31, 2016	Jul. 31, 2017	Nov. 30, 2016	Aug. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Jan. 31, 2017	Oct. 31, 2017	Feb. 28, 2017	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Apr. 30, 2017	Jan. 31, 2018	May 31, 2017	Feb. 28, 2018	Jun. 30, 2017	Jul. 31, 2026	Mar. 31, 2018	Jul. 31, 2017	Apr. 30, 2018	Aug. 31, 2017	May 31, 2018	Sep. 30, 2017	Jun. 30, 2018	Oct. 31, 2017	Jul. 31, 2018	Nov. 30, 2017	Aug. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Jan. 31, 2018	Oct. 31, 2018	Feb. 28, 2018	Nov. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Apr. 30, 2018	Jan. 31, 2019	May 31, 2018	Feb. 28, 2019	Jun. 30, 2018	Mar. 31, 2019	Jul. 31, 2018	Apr. 30, 2019	Aug. 31, 2018	May 31, 2019	Sep. 30, 2018	Jun. 30, 2019	Oct. 31, 2018	Jul. 31, 2019	Nov. 30, 2018	Aug. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jan. 31, 2019	Oct. 31, 2019	Feb. 28, 2019	Nov. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Apr. 30, 2019	Jan. 31, 2020	May 31, 2019	Feb. 29, 2020	Jun. 30, 2019	Mar. 31, 2020	Jul. 31, 2019	Apr. 30, 2020	Aug. 31, 2019	May 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Oct. 31, 2019	Jul. 31, 2020	Nov. 30, 2019	Aug. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jan. 31, 2020	Oct. 31, 2020	Feb. 29, 2020	Nov. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Apr. 30, 2020	Jan. 31, 2021	May 31, 2020	Feb. 28, 2021	Jun. 30, 2020	Mar. 31, 2021	Jul. 31, 2020	Apr. 30, 2021	Aug. 31, 2020	May 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Oct. 31, 2020	Jul. 31, 2021	Nov. 30, 2020	Aug. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 31, 2021	Oct. 31, 2021	Feb. 28, 2021	Nov. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2022	May 31, 2021	Feb. 28, 2022	Jun. 30, 2021	Mar. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Aug. 31, 2021	May 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Oct. 31, 2021	Jul. 31, 2022	Nov. 30, 2021	Aug. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jan. 31, 2022	Oct. 31, 2022	Feb. 28, 2022	Nov. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Apr. 30, 2022	Jan. 31, 2023	May 31, 2022	Feb. 28, 2023	Jun. 30, 2022	Mar. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Aug. 31, 2022	May 31, 2023	Sep. 30, 2022	Jun. 30, 2023	Oct. 31, 2022	Jul. 31, 2023	Nov. 30, 2022	Aug. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jan. 31, 2023	Oct. 31, 2023	Feb. 28, 2023	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Jan. 31, 2024	May 31, 2023	Feb. 29, 2024	Jun. 30, 2023	Mar. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Aug. 31, 2023	May 31, 2024	Sep. 30, 2023	Jun. 30, 2024	Oct. 31, 2023	Jul. 31, 2024	Nov. 30, 2023	Aug. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Jan. 31, 2024	Oct. 31, 2024	Feb. 29, 2024	Nov. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Apr. 30, 2024	Jan. 31, 2025	May 31, 2024	Feb. 28, 2025	Jun. 30, 2024	Mar. 31, 2025	Jul. 31, 2024	Apr. 30, 2025	Aug. 31, 2024	May 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Oct. 31, 2024	Jul. 31, 2025	Nov. 30, 2024	Aug. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025	Feb. 28, 2025	Nov. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Apr. 30, 2025	Jan. 31, 2026	May 31, 2025	Feb. 28, 2026	Jun. 30, 2025	Mar. 31, 2026	Jul. 31, 2025	Apr. 30, 2026	Aug. 31, 2025	May 31, 2026	Sep. 30, 2025	Jun. 30, 2026	Oct. 31, 2025	Jul. 31, 2026	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
C000018473
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,427		$ 9,520		$ 9,685		$ 8,998		$ 9,453		$ 9,267		$ 9,644		$ 10,000		$ 10,041		$ 10,119		$ 10,176		$ 10,449			$ 10,640		$ 10,676		$ 11,187		$ 11,528		$ 11,817		$ 12,039		$ 12,504		$ 12,623		$ 12,901		$ 13,185		$ 14,543		$ 14,832		$ 14,760		$ 16,680		$ 16,639		$ 14,306		$ 14,148		$ 12,652		$ 14,649		$ 16,241		$ 16,069		$ 16,460		$ 16,028		$ 17,531		$ 18,045		$ 17,092		$ 15,541		$ 15,877		$ 16,452		$ 16,690		$ 17,055		$ 16,392		$ 13,867		$ 16,162		$ 18,331		$ 19,495		$ 20,796		$ 21,995		$ 22,599		$ 23,143		$ 26,163		$ 28,802		$ 30,027		$ 31,158		$ 29,273		$ 30,592		$ 28,726		$ 30,112		$ 29,546		$ 30,329		$ 29,009		$ 30,640		$ 28,132		$ 28,037		$ 22,783		$ 22,793		$ 22,635		$ 19,601		$ 19,051		$ 17,846		$ 19,558		$ 19,505		$ 17,951		$ 19,061		$ 19,114		$ 17,920		$ 19,421		$ 19,241		$ 19,410		$ 18,935		$ 19,241		$ 20,045		$ 20,298		$ 18,903		$ 17,444		$ 15,953		$ 17,624		$ 19,442		$ 19,537		$ 21,356		$ 21,895		$ 20,563		$ 21,451		$ 22,096		$ 22,106		$ 22,941		$ 23,491		$ 23,269		$ 25,442		$ 23,697		$ 24,142		$ 21,604		$ 19,510		$ 20,261		$ 21,583		$ 23,444		$ 23,962		$ 25,421		$ 26,658		$ 27,896		$ 27,917	$ 27,102	$ 28,139	$ 28,160	$ 26,954	$ 31,702	$ 35,414	$ 37,466	$ 32,178
C000018475
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with load
Accumulated Value		10,000		10,094		10,260		9,530		10,007		9,805		10,195		10,564		10,601		10,673		10,731		11,013			11,208		11,237		11,766		12,113		12,417		12,641		13,119		13,234		13,517		13,813		15,217		15,499		15,412		17,402		17,352		14,913		14,736		13,173		15,246		16,884		16,700		17,090		16,624		18,176		18,707		17,698		16,081		16,418		17,011		17,242		17,611		16,903		14,301		16,657		18,874		20,059		21,383		22,614		23,215		23,754		26,853		29,532		30,779		31,914		29,960		31,300		29,365		30,761		30,165		30,947		29,570		31,226		28,657		28,539		23,166		23,166		23,001		19,890		19,324		18,099		19,819		19,749		18,170		19,277		19,324		18,099		19,607		19,419		19,560		19,089		19,372		20,173		20,408		18,994		17,510		16,002		17,675		19,489		19,584		21,398		21,917		20,573		21,445		22,082		22,058		22,883		23,425		23,189		25,334		23,590		24,014		21,469		19,372		20,102		21,398		23,236		23,755		25,169		26,371		27,573		27,596	26,771	27,761	27,785	26,583	31,225	34,855	36,858	31,626
C000054855
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F
Accumulated Value		10,000		10,106		10,276		9,549		10,037		9,841		10,239		10,620		10,663		10,748		10,806		11,103			11,304		11,347		11,893		12,253		12,561		12,805		13,298		13,425		13,722		14,030		15,472		15,785		15,710		17,752		17,709		15,233		15,068		13,473		15,604		17,304		17,116		17,541		17,074		18,683		19,234		18,217		16,566		16,928		17,538		17,803		18,195		17,478		14,790		17,248		19,561		20,807		22,189		23,478		24,135		24,715		27,935		30,764		32,080		33,293		31,281		32,691		30,698		32,193		31,591		32,428		31,018		32,766		30,087		29,982		24,377		24,387		24,220		20,978		20,392		19,106		20,947		20,894		19,221		20,413		20,476		19,200		20,800		20,612		20,800		20,288		20,623		21,480		21,762		20,277		18,709		17,109		18,907		20,853		20,968		22,923		23,498		22,076		23,028		23,728		23,728		24,638		25,234		24,994		27,328		25,465		25,936		23,224		20,962		21,779		23,203		25,213		25,768		27,339		28,679		30,009		30,040	29,161	30,281	30,302	29,014	34,134	38,124	40,343	34,658
C000188220
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F3
Accumulated Value	$ 10,000		$ 10,158		$ 10,217		$ 10,498		$ 10,693		$ 10,733		$ 11,249		$ 11,593		$ 11,892		$ 12,119		$ 12,589		$ 12,712			$ 12,997		$ 13,287		$ 14,658		$ 14,957		$ 14,889		$ 16,827		$ 16,790		$ 14,441		$ 14,286		$ 12,781		$ 14,799		$ 16,414		$ 16,241		$ 16,645		$ 16,207		$ 17,735		$ 18,260		$ 17,302		$ 15,734		$ 16,080		$ 16,667		$ 16,921		$ 17,292		$ 16,619		$ 14,064		$ 16,399		$ 18,603		$ 19,791		$ 21,110		$ 22,339		$ 22,964		$ 23,520		$ 26,592		$ 29,280		$ 30,538		$ 31,693		$ 29,786		$ 31,134		$ 29,250		$ 30,672		$ 30,106		$ 30,911		$ 29,570		$ 31,238		$ 28,691		$ 28,602		$ 23,252		$ 23,277		$ 23,114		$ 20,025		$ 19,464		$ 18,244		$ 20,000		$ 19,951		$ 18,366		$ 19,504		$ 19,569		$ 18,350		$ 19,886		$ 19,708		$ 19,886		$ 19,407		$ 19,732		$ 20,553		$ 20,821		$ 19,399		$ 17,903		$ 16,382		$ 18,106		$ 19,968		$ 20,082		$ 21,960		$ 22,512		$ 21,155		$ 22,065		$ 22,748		$ 22,756		$ 23,626		$ 24,204		$ 23,976		$ 26,220		$ 24,428		$ 24,892		$ 22,286		$ 20,127		$ 20,909		$ 22,278		$ 24,216		$ 24,762		$ 26,269		$ 27,556		$ 28,843		$ 28,875		$ 28,037		$ 29,112		$ 29,145		$ 27,915		$ 32,835		$ 36,680		$ 38,822		$ 33,348
C000018477
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		10,000		10,106		10,279		9,553		10,038		9,841		10,245		10,625		10,673		10,754		10,817		11,110			11,317		11,355		11,908		12,268		12,580		12,821		13,316		13,445		13,743		14,051		15,502		15,815		15,742		17,790		17,751		15,267		15,102		13,509		15,642		17,346		17,162		17,585		17,125		18,737		19,295		18,277		16,622		16,984		17,602		17,865		18,260		17,544		14,848		17,317		19,641		20,890		22,286		23,579		24,230		24,821		28,060		30,899		32,223		33,444		31,430		32,849		30,851		32,350		31,747		32,588		31,176		32,937		30,248		30,153		24,512		24,530		24,356		21,098		20,509		19,218		21,072		21,020		19,348		20,535		20,604		19,322		20,942		20,752		20,942		20,431		20,769		21,636		21,913		20,423		18,837		17,234		19,045		21,012		21,124		23,100		23,680		22,251		23,204		23,914		23,923		24,841		25,448		25,205		27,562		25,679		26,165		23,422		21,147		21,972		23,404		25,444		26,009		27,588		28,943		30,288		30,323	29,438	30,576	30,602	29,308	34,465	38,510	40,750	35,003
C000018476
Account Value [Line Items]
Line Graph and Table Measure Name																									Class P
Accumulated Value		10,000		10,107		10,277		9,548		10,034		9,836		10,237		10,610		10,655		10,740		10,797		11,090			11,294		11,328		11,876		12,232		12,542		12,780		13,271		13,395		13,689		13,994		15,435		15,740		15,661		17,695		17,644		15,169		15,004		13,411		15,528		17,213		17,023		17,441		16,978		18,564		19,110		18,093		16,454		16,803		17,408		17,665		18,045		17,332		14,661		17,095		19,376		20,603		21,972		23,236		23,873		24,444		27,631		30,410		31,704		32,892		30,898		32,277		30,304		31,768		31,163		31,980		30,580		32,288		29,646		29,538		24,007		24,007		23,839		20,636		20,060		18,788		20,588		20,528		18,884		20,048		20,108		18,848		20,420		20,228		20,396		19,892		20,216		21,056		21,320		19,856		18,308		16,749		18,500		20,396		20,504		22,412		22,964		21,572		22,484		23,167		23,167		24,043		24,619		24,379		26,647		24,823		25,279		22,628		20,420		21,200		22,580		24,535		25,075		26,587		27,883		29,166		29,190	28,326	29,406	29,418	28,171	33,114	36,989	39,124	33,593
C000054856
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R2
Accumulated Value		10,000		10,102		10,273		9,539		10,023		9,824		10,216		10,592		10,632		10,711		10,768		11,053			11,252		11,286		11,827		12,180		12,482		12,715		13,199		13,324		13,614		13,910		15,333		15,635		15,555		17,570		17,524		15,065		14,891		13,316		15,414		17,081		16,897		17,304		16,843		18,418		18,956		17,942		16,313		16,659		17,255		17,507		17,884		17,178		14,526		16,936		19,191		20,410		21,755		23,013		23,642		24,194		27,341		30,092		31,371		32,541		30,569		31,934		29,973		31,414		30,818		31,620		30,233		31,923		29,300		29,189		23,713		23,726		23,541		20,391		19,812		18,557		20,329		20,268		18,643		19,788		19,849		18,594		20,145		19,948		20,120		19,628		19,935		20,760		21,018		19,579		18,053		16,502		18,225		20,095		20,194		22,077		22,618		21,240		22,150		22,815		22,803		23,664		24,230		23,984		26,224		24,415		24,870		22,249		20,083		20,846		22,200		24,119		24,649		26,138		27,405		28,660		28,672	27,823	28,882	28,894	27,663	32,512	36,314	38,406	32,967
C000054857
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R3
Accumulated Value		10,000		10,101		10,269		9,540		10,022		9,821		10,219		10,595		10,634		10,712		10,774		11,060			11,262		11,296		11,834		12,193		12,496		12,731		13,214		13,337		13,629		13,932		15,362		15,665		15,586		17,605		17,560		15,093		14,922		13,341		15,449		17,121		16,932		17,346		16,887		18,468		19,003		17,994		16,360		16,706		17,307		17,561		17,938		17,231		14,573		16,996		19,267		20,483		21,841		23,104		23,735		24,301		27,461		30,226		31,509		32,686		30,699		32,076		30,121		31,561		30,962		31,771		30,384		32,087		29,446		29,339		23,847		23,859		23,681		20,507		19,924		18,664		20,447		20,388		18,759		19,912		19,972		18,712		20,269		20,079		20,257		19,758		20,067		20,899		21,161		19,710		18,177		16,619		18,367		20,245		20,352		22,242		22,789		21,410		22,314		22,991		22,991		23,859		24,430		24,180		26,439		24,620		25,072		22,433		20,257		21,030		22,397		24,335		24,870		26,368		27,651		28,923		28,935	28,091	29,149	29,173	27,925	32,835	36,662	38,779	33,298
C000151972
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value		10,000		10,104		10,274		9,551		10,033		9,836		10,236		10,614		10,652		10,734		10,795		11,085			11,288		11,326		11,874		12,230		12,537		12,778		13,266		13,392		13,688		13,995		15,430		15,742		15,666		17,699		17,655		15,184		15,018		13,423		15,550		17,240		17,050		17,466		17,007		18,602		19,148		18,136		16,490		16,846		17,456		17,718		18,097		17,393		14,712		17,158		19,451		20,688		22,059		23,341		23,982		24,560		27,767		30,559		31,869		33,070		31,069		32,460		30,489		31,959		31,359		32,180		30,779		32,510		29,846		29,745		24,178		24,189		24,021		20,799		20,216		18,936		20,754		20,698		19,048		20,227		20,283		19,015		20,609		20,418		20,597		20,092		20,418		21,271		21,540		20,070		18,510		16,927		18,700		20,631		20,732		22,674		23,235		21,821		22,764		23,448		23,460		24,346		24,930		24,694		26,995		25,143		25,615		22,932		20,698		21,495		22,898		24,885		25,435		26,973		28,297		29,600		29,633	28,758	29,858	29,880	28,612	33,640	37,580	39,758	34,146
C000151973
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R5
Accumulated Value		10,000		10,106		10,279		9,553		10,038		9,841		10,245		10,625		10,673		10,754		10,817		11,110			11,317		11,355		11,903		12,268		12,580		12,821		13,316		13,445		13,743		14,051		15,502		15,815		15,742		17,790		17,746		15,267		15,102		13,503		15,642		17,346		17,162		17,585		17,125		18,737		19,289		18,271		16,622		16,984		17,595		17,865		18,253		17,544		14,840		17,310		19,641		20,890		22,279		23,579		24,230		24,821		28,060		30,899		32,223		33,444		31,430		32,849		30,851		32,350		31,747		32,588		31,176		32,937		30,248		30,153		24,512		24,530		24,356		21,098		20,509		19,218		21,072		21,020		19,348		20,535		20,604		19,322		20,942		20,752		20,942		20,431		20,769		21,636		21,913		20,423		18,837		17,234		19,045		21,012		21,124		23,100		23,680		22,251		23,204		23,914		23,923		24,841		25,439		25,197		27,562		25,679		26,165		23,421		21,147		21,972		23,404		25,435		26,008		27,588		28,943		30,288		30,314	29,438	30,566	30,601	29,299	34,464	38,501	40,749	35,002
C000151974
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		10,106		10,278		9,554		10,038		9,847		10,249		10,633		10,681		10,763		10,830		11,122			11,329		11,372		11,918		12,283		12,600		12,839		13,338		13,468		13,770		14,077		15,530		15,842		15,770		17,827		17,784		15,300		15,136		13,535		15,679		17,390		17,207		17,635		17,170		18,790		19,346		18,325		16,669		17,036		17,658		17,920		18,320		17,607		14,900		17,374		19,710		20,968		22,365		23,667		24,322		24,912		28,173		31,021		32,355		33,577		31,558		32,986		30,982		32,497		31,897		32,741		31,329		33,096		30,398		30,303		24,635		24,652		24,489		21,216		20,621		19,329		21,190		21,138		19,458		20,664		20,733		19,441		21,069		20,880		21,069		20,561		20,897		21,775		22,051		20,552		18,967		17,348		19,174		21,155		21,276		23,266		23,851		22,413		23,378		24,092		24,101		25,031		25,643		25,402		27,779		25,881		26,373		23,611		21,324		22,153		23,602		25,656		26,234		27,831		29,195		30,558		30,584	29,704	30,843	30,877	29,566	34,778	38,860	41,129	35,330
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value	10,000		10,112		10,254		10,318		10,530		10,562		10,780		11,032		11,370		11,496		12,155		11,707			11,409		11,453		11,729		11,801		12,240		12,639		12,711		11,842		12,083		10,992		11,873		12,254		12,493		12,998		12,172		13,030		13,218		13,008		13,252		13,539		14,030		14,453		14,448		13,258		11,621		13,111		13,735		14,008		14,798		15,862		15,259		14,853		16,479		17,113		16,940		17,407		18,169		19,139		19,273		19,723		20,191		20,805		19,838		21,227		21,080		22,025		20,885		20,260		21,012		19,180		19,215		17,629		19,254		18,469		16,768		18,126		19,139		18,036		19,169		18,702		19,388		19,691		19,777		21,083		21,761		21,414		20,393		19,964		21,788		22,777		23,160		24,397		25,182		24,153		25,351		26,260		26,580		27,225		27,806		27,554		29,172		28,476		29,269		28,887		27,260		27,075		28,779		30,243		30,921		31,548		32,700		33,465		33,547		33,568		34,054		33,796		32,113		35,482		37,350		36,994		36,971
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,833		10,197		10,399		10,596		11,017		11,030		11,143		11,300		11,370			11,604		11,640		11,880		12,157		12,530		12,669		13,395		12,901		12,573		12,621		12,925		13,005		13,489		13,928		14,008		13,050		13,316		12,114		13,085		13,505		13,767		14,324		13,414		14,360		14,566		14,335		14,603		14,920		15,461		15,928		15,922		14,611		12,806		14,448		15,136		15,437		16,308		17,480		16,816		16,369		18,160		18,859		18,668		19,183		20,023		21,092		21,239		21,735		22,251		22,928		21,861		23,393		23,231		24,272		23,016		22,327		23,156		21,137		21,175		19,427		21,219		20,353		18,479		19,975		21,091		19,876		21,125		20,610		21,366		21,700		21,794		23,234		23,980		23,599		22,474		22,001		24,010		25,101		25,523		26,886		27,751		26,617		27,937		28,939		29,292		30,002		30,643		30,365		32,148		31,381		32,255		31,834		30,041		29,837		31,715		33,328		34,076		34,766		36,035		36,879		36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value	$ 10,000		$ 10,333		$ 10,239		$ 10,591		$ 10,681		$ 10,669		$ 11,250		$ 11,424		$ 11,752		$ 11,765		$ 12,224		$ 11,876			$ 12,036		$ 12,048		$ 12,806		$ 12,906		$ 13,128		$ 13,946		$ 13,619		$ 11,896		$ 12,082		$ 10,670		$ 11,902		$ 12,671		$ 12,500		$ 12,880		$ 11,925		$ 12,843		$ 12,969		$ 12,409		$ 12,307		$ 12,657		$ 13,402		$ 13,709		$ 13,559		$ 12,580		$ 10,177		$ 11,693		$ 12,798		$ 13,290		$ 13,747		$ 14,553		$ 14,241		$ 14,349		$ 16,880		$ 18,457		$ 19,347		$ 19,986		$ 19,357		$ 19,779		$ 19,214		$ 20,116		$ 19,383		$ 19,735		$ 18,978		$ 19,867		$ 18,897		$ 18,981		$ 16,437		$ 16,508		$ 16,584		$ 14,549		$ 14,274		$ 13,391		$ 14,890		$ 14,750		$ 13,423		$ 14,697		$ 14,937		$ 13,978		$ 15,368		$ 15,202		$ 14,827		$ 14,654		$ 14,657		$ 15,872		$ 16,614		$ 15,749		$ 14,711		$ 13,576		$ 14,812		$ 16,586		$ 16,054		$ 17,358		$ 17,843		$ 16,469		$ 17,351		$ 17,322		$ 18,741		$ 18,533		$ 18,779		$ 18,530		$ 20,802		$ 19,099		$ 19,703		$ 18,369		$ 16,976		$ 16,868		$ 17,950		$ 19,008		$ 19,331		$ 20,475		$ 21,325		$ 22,015		$ 21,865		$ 21,585		$ 22,443		$ 22,389		$ 20,979		$ 24,060		$ 25,466		$ 26,371		$ 24,826
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		10,000		10,106		10,252		9,615		10,475		10,618		10,790		11,055		11,186		11,392		11,288		11,677			11,776		11,762		12,403		12,595		12,957		12,971		13,477		13,093		13,270		13,283		14,119		14,229		14,474		15,375		15,015		13,115		13,321		11,764		13,123		13,970		13,781		14,201		13,147		14,160		14,298		13,681		13,569		13,955		14,776		15,115		14,948		13,869		11,221		12,892		14,110		14,652		15,156		16,045		15,701		15,820		18,610		20,350		21,331		22,035		21,342		21,807		21,184		22,178		21,370		21,758		20,924		21,904		20,834		20,926		18,122		18,201		18,284		16,041		15,738		14,763		16,416		16,262		14,799		16,204		16,468		15,411		16,944		16,760		16,347		16,157		16,160		17,499		18,318		17,364		16,219		14,968		16,331		18,286		17,700		19,137		19,673		18,158		19,130		19,098		20,662		20,433		20,704		20,430		22,935		21,057		21,723		20,252		18,717		18,597		19,791		20,956		21,313		22,574		23,511		24,272		24,106	23,797	24,744	24,684	23,129	26,527	28,077	29,075	27,371
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Growth Index
Accumulated Value		$ 10,000		$ 10,106		$ 10,252		$ 9,615		$ 10,475		$ 10,618		$ 10,790		$ 11,055		$ 11,186		$ 11,392		$ 11,288		$ 11,677			$ 11,776		$ 11,762		$ 12,403		$ 12,595		$ 12,957		$ 12,971		$ 13,477		$ 13,093		$ 13,270		$ 13,283		$ 14,119		$ 14,229		$ 14,474		$ 15,375		$ 15,015		$ 13,115		$ 13,321		$ 11,764		$ 13,123		$ 13,970		$ 13,781		$ 14,201		$ 13,147		$ 14,160		$ 14,298		$ 13,681		$ 13,569		$ 13,955		$ 14,776		$ 15,115		$ 14,948		$ 13,869		$ 11,221		$ 12,892		$ 14,110		$ 14,652		$ 15,156		$ 16,045		$ 15,701		$ 15,820		$ 18,610		$ 20,350		$ 21,331		$ 22,035		$ 21,342		$ 21,807		$ 21,184		$ 22,178		$ 21,370		$ 21,758		$ 20,924		$ 21,904		$ 20,834		$ 20,926		$ 18,122		$ 18,201		$ 18,284		$ 16,041		$ 15,738		$ 14,763		$ 16,416		$ 16,262		$ 14,799		$ 16,204		$ 16,468		$ 15,411		$ 16,944		$ 16,760		$ 16,347		$ 16,157		$ 16,160		$ 17,499		$ 18,318		$ 17,364		$ 16,219		$ 14,968		$ 16,331		$ 18,286		$ 17,700		$ 19,137		$ 19,673		$ 18,158		$ 19,130		$ 19,098		$ 20,662		$ 20,433		$ 20,704		$ 20,430		$ 22,935		$ 21,057		$ 21,723		$ 20,252		$ 18,717		$ 18,597		$ 19,791		$ 20,956		$ 21,313		$ 22,574		$ 23,511		$ 24,272		$ 24,106	$ 23,797	$ 24,744	$ 24,684	$ 23,129	$ 26,527	$ 28,077	$ 29,075	$ 27,371